Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable is summarized as follows:

	December 31,
	2016	2017
	RMB	RMB	US$

Accounts receivable	2,625,703	2,702,653	415,390
Less: Allowance for doubtful accounts	(529,120)	(560,465)	(86,142)
Total accounts receivable, net	2,096,583	2,142,188	329,248

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Beginning balance	(250,514)	(527,335)	(529,120)	(81,324)
Additions	(414,759)	(61,482)	(139,652)	(21,464)
Reversal of allowance for doubtful accounts	10,414	66,586	42,365	6,511
Write-off of accounts receivable	127,524	5,204	65,942	10,135
Reversal of partial accounts receivable written off in prior years	—	(12,093)	—	—
Ending balance	(527,335)	(529,120)	(560,465)	(86,142)